JPMORGAN TRUST I
277 PARK AVENUE
NEW YORK, NEW YORK 10172
July 1, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust I (the “Trust”), on behalf of the
Funds listed in Appendix A (the “Funds”)
File No. 333-103022
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the prospectuses and Statements of Additional Information for the Funds do not differ from the prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 616 (Amendment No. 617 under the Investment Company Act of 1940) filed electronically on June 26, 2020.
Please contact the undersigned at (212) 270-6803 if you have any questions.
Very truly yours,
/s/ Zachary E. Vonnegut-Gabovitch

Zachary E. Vonnegut-Gabovitch
Assistant Secretary

APPENDIX A
J.P. Morgan Income Funds
JPMorgan Managed Income Fund
J.P. Morgan Municipal Bond Funds
JPMorgan California Tax Free Bond Fund
JPMorgan High Yield Municipal Bond Fund
JPMorgan Intermediate Tax Free Bond Fund
JPMorgan New York Tax Free Bond Fund